Related Party Transactions	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

The Manager

The Manager is the investment manager of Royalty Pharma and its subsidiaries. The Manager is an affiliate of RP Ireland, the administrator of RPIFT and RPI Intermediate FT. The sole member of the Manager, Pablo Legorreta, holds an interest in us and serves as our Chief Executive Officer and Chairman of the board of directors, and as a director on the board of directors of RP Holdings.

In connection with the Exchange Offer Transactions (discussed in Note 1–Organization and Purpose), the Manager entered into Management Agreements with us and our subsidiaries, the Continuing Investors Partnerships, and with the Legacy Investors Partnerships. Pursuant to the Management Agreements, we pay quarterly operating and personnel expenses to the Manager or its affiliates (“Operating and Personnel Payments”) equal to 6.5% of the Adjusted Cash Receipts (both, as defined in the Management Agreement) for such quarter and 0.25% of the GAAP value of our security investments as of the end of such quarter. The operating and personnel payments for Old RPI, an obligation of the Legacy Investors Partnerships as a non-controlling interest in Old RPI and for which the expense is reflected in our income statement, is calculated as the greater of $1 million per quarter and 0.3125% of Royalty Investments (as defined in the limited partnership agreements of the Legacy Investor Partnerships) during the previous twelve calendar months. During the three months ended March 31, 2021, Operating and Personnel Payments incurred were $35.7 million, including the amount attributable to Old RPI, and were recognized within General and administrative expenses on the condensed consolidated statements of comprehensive income.

Prior to the Exchange Date, the Manager received operating and personnel payments payable in equal quarterly installments that increased by 5% annually on a compounded basis under the terms of its management agreement with Old RPI and the Legacy Investors Partnerships. RP Ireland receives an annual management fee payable in advance by Old RPI in equal quarterly installments under terms of the limited partnership agreements of the Legacy Investors Partnerships. After the Exchange Date, operating and personnel payments were calculated in accordance with the methodology discussed in the paragraph above. During the three months ended March 31, 2020, total operating and personnel payments incurred were $19.7 million and were recognized within General and administrative expenses on the condensed consolidated statements of comprehensive income.

Distribution Payable to Non-Controlling Interest

The Distribution payable to non-controlling interest represents the contractual cash flows required to be distributed based on the Legacy Investors Partnerships’ non-controlling interest in Old RPI and RPSFT’s non-controlling interest in RPCT. The Distribution payable to non-controlling interest of $108.8 million as of March 31, 2021 includes the following: (1) $91.7 million due to the Legacy Investors Partnerships from Old RPI in connection with the Legacy Investors Partnerships’ non-controlling interest in Old RPI that arose in the Reorganization Transactions and (2) $17.1 million due to RPSFT from RPCT in connection with RPSFT’s non-controlling interest in RPCT. The Distribution payable to non-controlling interest of $126.4 million at December 31, 2020 includes the following: (1) $100.0 million due to the Legacy Investors Partnerships from Old RPI in connection with the Legacy Investors Partnerships’ non-controlling interest in Old RPI that arose in the Reorganization Transactions and (2) $26.3 million due to RPSFT from RPCT in connection with RPSFT’s non-controlling interest in RPCT.

Acquisition from Epizyme

In November 2019, in connection with an equity investment in Epizyme of $100.0 million made by RPIFT, Pablo Legorreta, our Chief Executive Officer, was appointed as a director of Epizyme, for which he received, and continues to receive, compensation in cash and shares of Epizyme, all of which will be contributed to the Manager and used to reduce costs and expenses, which would otherwise be billed to us or our affiliates.

Acquisition from Bristol-Myers Squibb

In November 2017, RPI Acquisitions entered into a purchase agreement with Bristol-Myers Squibb (“BMS”) to acquire from BMS a percentage of its future royalties on worldwide sales of Onglyza, Farxiga, and related diabetes products marketed by AstraZeneca (the “Purchase Agreement”). We agreed to make payments to BMS based on sales of the products over eight quarters beginning with the first quarter of 2018 in exchange for a high single-digit royalty on worldwide sales of the products from 2020 through 2025.

On December 8, 2017, RPI Acquisitions entered into a purchase, sale and assignment agreement (“Assignment Agreement”) with a wholly owned subsidiary of BioPharma Credit PLC (“BPCR”), an affiliate of us. BPCR is a related entity due to the sole member of the investment manager having significant influence over both entities. Under the terms of the Assignment Agreement, RPI Acquisitions assigned the benefit of 50% of the payment stream acquired from BMS to BPCR in consideration for BPCR meeting 50% of the funding obligations owed to BMS under the Purchase Agreement.

We began making installment payments to BMS during the second quarter of 2018 and completed our funding in the first quarter of 2020. As of March 31, 2020, we funded a cumulative amount of $162.4 million, net of the assigned funding obligations. During the three months ended March 31, 2020, installment payments made to BMS totaled $24.3 million, of which RPI Acquisitions funded $12.1 million. Upon transfer of funds from BPCR to RPI Acquisitions to meet the quarterly funding obligation to BMS, RPI Acquisitions derecognized 50% of the financial royalty asset. Cash received from BPCR in respect of each funding obligation equaled the carrying amount of the assigned transfer of interest, therefore no gain or loss was recognized upon the transfer.

We began to measure this financial royalty asset using the effective interest method once our installment funding obligation was completed and we received our first royalty payment on the asset in the second quarter of 2020. As of March 31, 2021 and December 31, 2020, the financial royalty asset of $146.1 million and $150.6 million, respectively, included in Financial royalty assets, net on the condensed consolidated balance sheets represents only our right to the future payment streams acquired from BMS.

Other transactions

In connection with the Exchange Offer Transactions, we acquired the Legacy SLP Interest from the Continuing Investors Partnerships in exchange for issuing shares in our subsidiary. As a result, we became a special limited partner in the Legacy Investors Partnerships. The Legacy Investors Partnerships own a non-controlling interest in Old RPI. Refer to Note 9–Non-Consolidated Affiliates for additional discussion.

RPIFT owns 27,210 limited partnership interests in the Continuing Investors Partnership whose only substantive operations are their investment in our subsidiaries. The total investment of $4.3 million is recorded as treasury interests, of which $1.9 million and $1.9 million are held by non-controlling interest as of March 31, 2021 and December 31, 2020, respectively.

Based on its ownership percentage of RP Holdings relative to the Company, each Continuing Investor Partnership pays a pro rata portion of any costs and expenses in connection with the contemplation of, formation of, listing and ongoing operation of us and any of our subsidiaries, including any third-party expenses of managing us and any of our subsidiaries, such as accounting, audit, legal, reporting, compliance, administration (including directors’ fees), financial advisory, consulting, investor relations and insurance expenses relating to our affairs and those of any subsidiary.

16. Related Party Transactions

The Manager

The Manager is the investment manager of Royalty Pharma and its subsidiaries. The Manager is an affiliate of RP Ireland, the administrator of RPIFT and RPI Intermediate FT. The sole member of the Manager, Pablo Legorreta holds an interest in us and serves as our Chief Executive Officer and Chairman of the Board, and as a director on the board of RP Holdings.

In connection with the Exchange Offer Transactions (discussed in Note 1-Organization and Purpose), the Manager has entered into new management agreements with RPI and its subsidiaries, the Continuing Investors Partnerships, and with the Legacy Investors Partnerships. Pursuant to the new management agreements, RPI pays quarterly Operating and Personnel Payments in respect of operating and personnel expenses to the Manager or its affiliates equal to 6.5% of the Adjusted Cash Receipts (both, as defined in the New Management Agreement) for such quarter and 0.25% of the GAAP value of our security investments as of the end of such quarter. The Operating and Personnel Payment for Old RPI, an obligation of the Legacy Investors Partnerships as a non-controlling interest in Old RPI and for which the expense is reflected in our income statement, is calculated as the greater of $1 million per quarter and 0.3125% of Royalty Investments (as defined in the New Management Agreement) during the previous twelve calendar months. Operating and Personnel Payments incurred during the year ended December 31, 2020 were $112.5 million.

Historically, the Manager received operating and personnel payments in equal quarterly installments that increased by 5% annually on a compounded basis under the terms of its management agreement with Old RPI and the Legacy Investors Partnerships. RP Ireland receives an annual management fee payable in advance by Old RPI in equal quarterly installments under terms of the Limited Partnership Agreements of the Legacy Investors Partnerships. Operating and personnel payments incurred during years ended December 31, 2019 and 2018 were $60.0 million and $57.2 million, respectively, and were recognized within General and administrative expenses on the consolidated statements of comprehensive income.

Distribution payable to non-controlling interest

The Distribution payable to non-controlling interest represents the contractual cash flows required to be distributed based on the Legacy Investors Partnerships’ non-controlling interest in Old RPI and RPSFT’s non-controlling interest in RPCT. The Distribution payable to non-controlling interest of $126.4 million at December 31, 2020 includes the following: (1) $100.0 million due to the Legacy Investors Partnerships from Old RPI in connection with the Legacy Investors Partnerships’ non-controlling interest in Old RPI that arose in the Reorganization Transactions and (2) $26.3 million due to RPSFT from RPCT in connection with RPSFT’s non-controlling interest in RPCT. The Distribution payable to non-controlling interest of $31.0 million and $44.3 million at December 31, 2019 and 2018, respectively, represents the contractual distribution of cash flows due from RPCT to RPSFT in connection with its non-controlling interest in RPCT.

Acquisition from Epizyme

In November 2019, in connection with an equity investment in Epizyme Inc. of $100.0 million made by RPIFT, Pablo Legorreta, our Chief Executive Officer, was appointed as a director of Epizyme, for which he received compensation in cash and shares, all of which will be contributed to the Manager and used to reduce costs and expenses which would otherwise be billed to us or our affiliates.

Acquisition from Bristol-Myers Squibb

In November 2017, RPI Acquisitions entered into a purchase agreement with Bristol-Myers Squibb (“BMS”) to acquire from BMS a percentage of its future royalties on worldwide sales of Onglyza, Farxiga, and related diabetes products marketed by AstraZeneca (the “Purchase Agreement”). We agreed to make payments to BMS based on sales of the products over eight quarters beginning with the first quarter of 2018 in exchange for a high single-digit royalty on worldwide sales of the products from 2020 through 2025.

On December 8, 2017, RPI Acquisitions entered into a purchase, sale and assignment agreement (“Assignment Agreement”) with a wholly owned subsidiary of BioPharma Credit PLC (“BPCR”), an affiliate of us. BPCR is a related entity due to the sole member of the investment manager having significant influence over both entities. Under the terms of the Assignment Agreement, RPI Acquisitions assigned the benefit of 50% of the payment stream acquired from BMS to BPCR in consideration for BPCR meeting 50% of the funding obligations owed to BMS under the Purchase Agreement.

We began making installment payments to BMS during the second quarter of 2018 and completed our funding in the first quarter of 2020. Installment payments made to BMS during the year ended December 31, 2020 and 2019 totaled $24.3 million and $171.0 million, respectively, of which RPI Acquisitions funded $12.1 million and $85.5 million, respectively. Upon transfer of funds from BPCR to RPI Acquisitions to meet the quarterly funding obligation to BMS, RPI Acquisitions derecognized 50% of the financial royalty asset. Cash received from BPCR in respect of each funding obligation equaled the carrying amount of the assigned transfer of interest, therefore no gain or loss was recognized upon the transfer. The financial royalty asset of $150.6 million and $150.3 million included in Financial royalty assets, net on the consolidated balance sheets as of December 31, 2020 and 2019, respectively, represents only our right to the future payment streams acquired from BMS.

We funded a cumulative amount of $162.4 million, net of the assigned funding obligations. We began to measure this financial royalty asset using the effective interest method once our installment funding obligation was completed and we received our first royalty payment on the asset in the second quarter of 2020.

Other transactions

In the year ended December 31, 2020, we reimbursed Pablo Legorreta, our Chief Executive Officer, approximately $1.0 million for the cost of purchasing and donating ventilators to hospitals on our behalf.

In connection with the Exchange Offer Transactions, we acquired the Legacy SLP Interest from the Continuing Investors Partnerships in exchange for issuing shares in our subsidiary. As a result, we became a special limited partner in the Legacy Investors Partnerships. The Legacy Investors Partnerships own a non-controlling interest in Old RPI. Refer to Note 9-Non-Consolidated Affiliates for additional discussion.

RPIFT owns 27,210 limited partnership interests in the Continuing Investors Partnerships, whose only substantive operations are their investment in our subsidiaries. The total investment of $4.3 million is recorded as treasury interests, of which $1.9 million is held by non-controlling interests in the consolidated balance sheet as of December 31, 2020. The total investment of $4.3 million was recorded as treasury interests held by controlling equity in the consolidated balance sheet as of December 31, 2019.

Based on its ownership percentage of RP Holdings relative to us, each Continuing Investor Partnership pays a pro rata portion of any costs and expenses in connection with the contemplation of, formation of, listing and the ongoing operation of us and any of our subsidiaries, including any third-party expenses of managing us and any of our subsidiaries, such as accounting, audit, legal, reporting, compliance, administration (including directors’ fees), financial advisory, consulting, investor relations and insurance expenses relating to our affairs and those of any subsidiary.